Tangible fixed assets	12 Months Ended
Dec. 31, 2022
Tangible fixed assets
Tangible fixed assets

3. Tangible fixed assets

The movements in tangible fixed assets (i.e. vessels and their associated depot spares) are reported in the following table:

			Total
		Other tangible	tangible fixed
Cost	Vessels	assets	assets
As of January 1, 2021	2,873,829	2,719	2,876,548
Additions, net	12,073	1,370	13,443
Disposals	(190,295)	—	(190,295)
Fully amortized dry-docking component	(14,512)	—	(14,512)
As of December 31, 2021	2,681,095	4,089	2,685,184
Additions, net	1,835	1,523	3,358
Transfer under Vessels held for sale	(324,034)	—	(324,034)
As of December 31, 2022	2,358,896	5,612	2,364,508
Accumulated depreciation and impairment loss
As of January 1, 2021	669,930	—	669,930
Depreciation	81,937	—	81,937
Disposals	(44,731)	—	(44,731)
Impairment loss on vessels	103,977	—	103,977
Fully amortized dry-docking component	(14,512)	—	(14,512)
As of December 31, 2021	796,601	—	796,601
Depreciation	68,264	—	68,264
Transfer under Vessels held for sale	(182,572)	—	(182,572)
Impairment loss on vessels	4,444	—	4,444
As of December 31, 2022	686,737	—	686,737
Net book value
As of December 31, 2021	1,884,494	4,089	1,888,583
As of December 31, 2022	1,672,159	5,612	1,677,771

All vessels have been pledged as collateral under the terms of the Partnership’s credit facilities (Note 7).

On October 26, 2021, GAS-three Ltd. completed the sale and lease–back of the GasLog Shanghai with CDBL (Note 4).

In June 2022, GAS-twenty Ltd., the vessel-owning entity of the Steam vessel Methane Shirley Elisabeth, entered into a Memorandum of Agreement with respect to the sale of its vessel to an unrelated third party, with the transaction completed on September 14, 2022. Also, as of June 30, 2022, GasLog Partners was actively pursuing to enter into an agreement for the sale and lease-back of a Steam vessel, the Methane Heather Sally, which was completed on October 31, 2022 (Note 4). All criteria outlined by IFRS 5 Non-current Assets Held for Sale and Discontinued Operations were deemed to have been met as of the June 30, 2022 with respect to both vessels. As a result, the carrying amounts of the Methane Shirley Elisabeth ($67,339) and the Methane Heather Sally ($74,123) were reclassified as “Vessels held for sale” (within current assets) and remeasured at the lower between carrying amount and fair value less costs to sell, resulting in the recognition of an impairment loss of $14,664 and $13,363, as of June 30, 2022. During the year ended December 31, 2022, a loss of $166 arising from the sale of the Methane Shirley Elisabeth and a gain of $337 arising from the sale and lease–back transaction of the Methane Heather Sally were recorded in the consolidated statement of profit or loss.

As of December 31, 2022, a number of negative indicators such as the continuous decline of the charter-free market values of the Partnership’s Steam vessels, as estimated by ship brokers, driven by reduced market expectations of the long-term rates at which the Partnership could expect to secure term employment for the remaining economic lives of the Steam vessels, combined with potential costs of compliance with environmental regulations applicable from 2023 onwards, continued to influence management’s strategic decisions and prompted the Partnership to conclude that events and circumstances triggered the existence of potential impairment of its Steam vessels in accordance with its accounting policy (Note 2), with no impairment indicators identified with respect to the remaining owned and bareboat fleet as of December 31, 2022. The recoverable amounts (values in use) for two of the three Steam vessels owned by the Partnership as of December 31, 2022 were lower than their respective carrying amounts and, consequently, an aggregate impairment loss of $4,444 was recognized in profit or loss in the year ended December 31, 2022.

	As of December 31, 2022
Vessel	Impairment loss on vessels	Recoverable amount
Methane Jane Elizabeth	(1,412)	65,408
Methane Alison Victoria	(3,032)	64,992
Total	(4,444)	130,400

As of December 31, 2022, the most sensitive and/or subjective assumptions that have the potential to affect the outcome of the impairment assessment for the Steam vessels are the projected charter hire rate used to forecast future cash flows for non-contracted revenue days (the “re-chartering rate”) and the discount rate used. The average long-term re-chartering rate over the remaining useful life of the vessels used in our impairment exercise for the Steam vessels was $35 per day ($35 per day as of December 31, 2021). Increasing/decreasing the average re-chartering rate used by $5 per day would (decrease)/increase the impairment loss by ($22,034)/ $14,027. The discount rate used for the Steam vessels was 8.4% (7.5% as of December 31, 2021). Increasing/decreasing the discount rate by 0.5% would increase/(decrease) the impairment loss by $2,927/ ($2,929), respectively.